Property and Equipment, net (Details) - USD ($) $ in Thousands		Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total property and equipment, gross			$ 782	$ 5,876
Accumulated depreciation and amortization			(777)	(4,888)
Total property and equipment, net			5	988
Less Assets held for sale	[1]			(911)
Total property and equipment, net		$ 3	5
Equipment, Computer Hardware and Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross			320	5,005
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross			350	433
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross			$ 112	$ 438

[1]	In January 2017, the consumer division property and equipment was sold to ICTV (see also Note 2 and 4).